Inventory	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Inventory
Inventory	5.Inventory Inventory consists of the following as of December 31, 2025 and 2024:

	2025	2024
Raw materials	$2,478	$2,118
Work in progress	1,187	455
Total	$3,665	$2,573